Related Party Transactions and Balances (Details) - Schedule of material related party transactions - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of e-bicycles from a related party
Related party transactions	$ (4,029,157)	$ (6,048,053)	$ (4,538,100)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Interest-free loan to a related party
Related party transactions			856,458
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Collection of loan to a related party
Related party transactions			(856,458)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of e-bicycles, gears and parts from a related party
Related party transactions	$ (1,188,752)	(915,213)	(851,606)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Rental fee and utility fee
Related party transactions		(146,607)	(63,378)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Interest-free loan to a related party
Related party transactions			185,566
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Collection of loan to a related party
Related party transactions			(186,993)
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Loan to a related party
Related party transactions	$ 915,583	310,395
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Loan to a related party
Related party transactions		228,774
Nanjing Mingfeng Technology Co.,Ltd.1 [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Interest-free loan to a related party for its daily operational purposes
Related party transactions	$ 305,194
Nanjing Mingfeng Technology Co.,Ltd. 2 [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Repayment of interest-free loan to a related party
Related party transactions	$ (534,090)
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Interest-free loan to a shareholder*
Related party transactions			377,634
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Collection of loan from a shareholder*
Related party transactions	$ (2,992,126)	(1,821,847)	(391,116)
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Sales of e-bicycles to a related party
Related party transactions		12,341	107,314
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of battery pack from a related party
Related party transactions	$ (1,498,964)
Shandong Xingneng’an New Energy Technology Co., Ltd. 1 [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Loan to a related party
Related party transactions	$ 3,051,944
Shandong Xingneng’an New Energy Technology Co., Ltd. 2 [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Long-term investment in a related party
Related party transactions	$ (1,525,972)
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Loan from a related party
Related party transactions	$ 504,334
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Repayment of interest-free loan to a related party
Related party transactions	$ (70,198)
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Loan from a related party
Related party transactions	$ 127,720
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Repayment of interest-free loan to a related party
Related party transactions	$ (132,115)		4,289,426
Fang Y€ [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Repayment of interest-free loan to a related party
Related party transactions	$ (45,427)
Jiangsu You Technology Co., Ltd.1[Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Interest-free loan to a related party for its daily operational purposes
Related party transactions	$ 296,200
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	Loan to a related party
Related party transactions	$ 457,792